Significant Accounting Policies Narrative (Detail) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 King [Member]	Jan. 31, 2011 King [Member]	Dec. 31, 2011 King US [Member]	Dec. 31, 2011 King International [Member]	Oct. 15, 2009 Wyeth [Member]	Dec. 31, 2009 Wyeth US [Member]	Dec. 31, 2009 Wyeth International [Member]
Significant Accounting Policies [Line Items]
Acquisition purchase price paid					$ 3,300,000,000
Percent of outstanding shares initially acquired					92.50%
Acquisition price for remaining outstanding shares				300,000,000
Time period of operations included in parent's financial statements						11 months	10 months		Two-and-a-half months	One-and-a-half months
Acquisition of Wyeth in a cash-and-stock transaction, value								68,236,000,000
Accruals for Medicaid rebates, Medicare rebates, performance-based contract rebates and chargebacks	3,300,000,000	3,000,000,000
Advertising expenses	$ 3,900,000,000	$ 4,000,000,000	$ 2,900,000,000
Measurement in percentage of benefit likely of being realized upon settlement	50.00%